DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE LIABILITIES
Schedule Of Derivative Liabilities
	December 31, 2022	December 31, 2021
Carrying amount at beginning of year	$93,108,568	$93,981,234
Issued Series C preferred shares	-	46,238,850
Change in fair value	89,523,091	152,831,568
Settlement of obligation (issuance of common shares)	(175,038,915)	(199,943,084)
Carrying amount at end of year	$7,592,744	$93,108,568